Inventories - Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventories.
Finished goods	$ 158,056	$ 197,982
Raw materials in progress and industrial supplies	140,689	222,912
Other inventories	54,564	34,887
Advances to suppliers	812	1,189
Total inventories	$ 354,121	$ 456,970